UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2015

WESTERN ASSET

ULTRA SHORT

OBLIGATIONS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks a high level of income, consistent with liquidity and the preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Ultra Short Obligations Fund for the period since the Fund’s inception on January 5, 2015 through January 31, 2015. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

February 27, 2015

II	Western Asset Ultra Short Obligations Fund

Investment commentary

This Investment Commentary covers the Fund’s initial reporting period (the Fund’s inception on January 5, 2015 through January 31, 2015)

Economic review

The U.S. economy expanded at a solid pace during the period from January 5, 2015 through January 31, 2015 (the “reporting period”). Prior to the beginning of the reporting period, the U.S. Department of Commerce reported that in the second quarter of 2014, U.S. gross domestic product (“GDP”)i growth was 4.6%. GDP growth was driven by several factors, including an acceleration in personal consumption expenditures (“PCE”), increased private inventory investment and exports, as well as an upturn in state and local government spending. The economy then gained further momentum as third quarter GDP growth was 5.0%, its strongest reading since the third quarter of 2003. This was driven by contributions from PCE, exports, nonresidential fixed investment and government spending. After the reporting period ended, the U.S. Department of Commerce’s second estimate showed that fourth quarter 2014 GDP growth was 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investments.

The U.S. manufacturing sector was another tailwind for the economy. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during the reporting period. The PMI was 53.5 in January 2015 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion), its 20th consecutive monthly expansion.

The improving U.S. job market was one of the factors supporting the overall economy during the reporting period. As reported by the U.S. Department of Labor, the unemployment rate was 5.7% in January 2015.

Western Asset Ultra Short Obligations Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. In October 2014, prior to the beginning of the reporting period, the Fed announced that its asset purchase program had concluded. During its meeting that ended on January 28, 2015, the Fed said “Based on its current assessment, the Committee judges that it can be patient in beginning to normalize the stance of monetary policy.”

Q. Did Treasury yields trend higher or lower during the reporting period ended January 31, 2015?

A. Both short- and long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.68% and it ended the period at 0.47%. The yield on the ten-year Treasury began the period at 2.14% and was 1.68% on the last day of the reporting period.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generated positive returns during the reporting period as investor demand was solid and interest rates moved lower. The overall bond market, as measured by the Barclays U.S. Aggregate Indexiv, gained 1.86% during the reporting period.

Performance review

For the period since inception on January 5, 2015 through January 31, 2015 Class IS shares of Western Asset Ultra Short Obligations Fund returned 0.01%. The Fund’s unmanaged benchmarks, the BofA Merrill Lynch USD 1-month LIBID Constant Maturity Indexv and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Indexvi, returned 0.01% and 0.00% respectively for the same period. The Lipper Ultra Short Funds Category Average1 returned 0.04% for the one-month period ended January 31, 2015.

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, Ultra Short Obligations Portfolio, which has substantially the same goals and strategies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, Ultra Short Obligations Portfolio.

Performance Snapshot as of January 31, 2015 (unaudited)
Since Fund Inception*
Western Asset Ultra Short Obligations Fund:
Class IS	0.01%
BofA Merrill Lynch USD 1-month LIBID Constant Maturity Index	0.01%
BofA Merrill Lynch 3-month U.S. Treasury Bill Index	0.00%
Lipper Ultra Short Funds Category Average[1]	0.04%**

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Share class returns assume the reinvestment of all distributions, including returns of

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the one-month period ended January 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 119 funds in the Fund’s Lipper category.

IV	Western Asset Ultra Short Obligations Fund

capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

* The Fund’s inception date is January 5, 2015.

** For the period December 31, 2014 to January 31, 2015.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated October 1, 2014, the gross total annual operating expense ratio for Class IS shares was 0.45%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.35% for Class IS shares. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

February 27, 2015

RISKS: Fixed income securities involve interest rate, credit and market risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The Fund is more susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services industry than a fund that does not concentrate its investments in the financial services industry. The Fund is

Western Asset Ultra Short Obligations Fund	V

Investment commentary (cont’d)

not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The BofA Merrill Lynch USD 1-Month LIBID Constant Maturity Index refers to the rate which banks bid to borrow and tracks a consistent synthetic investment in one-month U.S. dollar-denominated bank deposits.

vi	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

VI	Western Asset Ultra Short Obligations Fund

Portfolio at a glance† (unaudited)

Ultra Short Obligations Portfolio

The Fund invests all of its investable assets in Ultra Short Obligations Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of January 31, 2015. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Ultra Short Obligations Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2014 and held for the six months ended January 31, 2015, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[5]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[6]
Class IS	0.01%	$1,000.00	$1,000.10	0.10%	$0.07	Class IS	5.00%	$1,000.00	$1,024.70	0.10%	$0.51

[1]	For the period January 5, 2015 (inception date) to January 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Ultra Short Obligations Portfolio’s allocated expenses.

2	Western Asset Ultra Short Obligations Fund 2015 Semi-Annual Report

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (26), then divided by 365.

[5]	For the six months ended January 31, 2015.

[6]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (184), then divided by 365.

Western Asset Ultra Short Obligations Fund 2015 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

January 31, 2015

Assets:
Investment in Ultra Short Obligations Portfolio, at value	$7,488,965
Receivable from investment manager	45,411
Deferred offering costs	110,897
Total Assets	7,645,273

Liabilities:
Payable for offering and organization costs	137,402
Trustees’ fees payable	17
Accrued expenses	6,948
Total Liabilities	144,367
Total Net Assets	$7,500,906

Net Assets:
Par value (Note 3)	$8
Paid-in capital in excess of par value	7,500,493
Accumulated net realized gain on investments allocated from Ultra Short Obligations Portfolio	30
Net unrealized appreciation on investments allocated from Ultra Short Obligations Portfolio	375
Total Net Assets	$7,500,906

Shares Outstanding:
Class IS	750,050

Net Asset Value:
Class IS	$10.00

See Notes to Financial Statements.

4	Western Asset Ultra Short Obligations Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Period Ended January 31, 2015†

Investment Income:
Income from Ultra Short Obligations Portfolio	$1,010
Allocated expenses from Ultra Short Obligations Portfolio	(12,450)
Allocated waiver from Ultra Short Obligations Portfolio	11,941
Total Investment Income	501

Expenses:
Organization expenses (Note 1)	18,000
Offering costs (Note 1)	8,505
Shareholder reports	2,845
Legal fees	1,685
Investment management fee (Note 2)	1,336
Audit and tax fees	1,256
Fund accounting fees	461
Transfer agent fees	198
Trustees’ fees	17
Miscellaneous expenses	503
Total Expenses	34,806
Less: Fee waivers and/or expense reimbursements (Note 2)	(34,806)
Net Expenses	—
Net Investment Income	501
Net Realized Gain on Investments from Ultra Short Obligations Portfolio	30
Change in Net Unrealized Appreciation (Depreciation) from Investments in Ultra Short Obligations Portfolio	375
Increase in Net Assets from Operations	$906

†	For the period January 5, 2015 (inception date) to January 31, 2015.

See Notes to Financial Statements.

Western Asset Ultra Short Obligations Fund 2015 Semi-Annual Report	5

Statement of changes in net assets (unaudited)

For the Period Ended January 31,	2015†

Operations:
Net investment income	$501
Net realized gain	30
Change in net unrealized appreciation (depreciation)	375
Increase in Net Assets from Operations	906

Distributions to Shareholders From (Note 1):
Net investment income	(501)
Decrease in Net Assets from Distributions to Shareholders	(501)

Fund Share Transactions (Note 3):
Net proceeds from sale of shares	7,500,000
Reinvestment of distributions	501
Increase in Net Assets from Fund Share Transactions	7,500,501
Increase in Net Assets	7,500,906

Net Assets:
Beginning of period	—
End of period	$7,500,906

†	For the period January 5, 2015 (inception date) to January 31, 2015.

See Notes to Financial Statements.

6	Western Asset Ultra Short Obligations Fund 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class IS Shares[1]	2015[2]

Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment income[3]	0.00
Net realized and unrealized gain (loss)[3]	0.00
Total income from operations[3]	0.00

Less distributions from:
Net investment income[3]	(0.00)
Total distributions[3]	(0.00)

Net asset value, end of period	$10.00
Total return[4]	0.01%

Net assets, end of period (000s)	$7,501

Ratios to average net assets:
Gross expenses[5,6]	8.85%
Net expenses[5,6,7,8]	0.10
Net investment income[5]	0.09

Portfolio turnover rate[9]	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period January 5, 2015 (inception date) to January 31, 2015.

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Includes the Fund’s share of Ultra Short Obligations Portfolio’s allocated expenses.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Represents the portfolio turnover rate of Ultra Short Obligations Portfolio.

See Notes to Financial Statements.

Western Asset Ultra Short Obligations Fund 2015 Semi-Annual Report	7

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra Short Obligations Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Ultra Short Obligations Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has substantially the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (50.00% at January 31, 2015) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Organization costs. Organization costs associated with the establishment of the Fund are charged to expense as they are incurred.

(e) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

8	Western Asset Ultra Short Obligations Fund 2015 Semi-Annual Report

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions and has concluded that as of January 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the period ended January 31, 2015, fees waived and/or expenses reimbursed amounted to $34,806.

Western Asset Ultra Short Obligations Fund 2015 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At January 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

Period Ended January 31, 2015†
Shares
Class IS
Shares sold	750,000
Shares issued on reinvestment	50
Shares repurchased	—
Net increase	750,050

†	For the period January 5, 2015 (inception date) to January 31, 2015.

10	Western Asset Ultra Short Obligations Fund 2015 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 10-11, 2014, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an initial two-year period a management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Ultra Short Obligations Fund, a new series of the Trust (the “Fund”). The Board, including the Independent Trustees, also approved for an initial two-year period a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the proposed management and sub-advisory arrangements for the Fund and the existing management and sub-advisory arrangements for the other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Ultra Short Obligations Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and invests substantially all of its assets in the Master Fund. The discussion below covers both the proposed advisory and the proposed administrative functions to be rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the proposed advisory functions to be rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the

Western Asset Ultra Short Obligations Fund	11

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services expected to be provided under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively. In considering the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement, the Board took into account information provided in conjunction with the most recent contract review for the funds in the Legg Mason fund complex. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of those other funds and the Manager’s role in coordinating the activities of the other service providers. The Board’s evaluation of the services expected to be provided to the Fund by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services expected to be provided by the Manager and the Subadviser were expansive, and that they included maintaining and monitoring their own and the Fund’s compliance programs established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals expected to be primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board considered the expected division of responsibilities between the Manager and the Subadviser and the oversight expected to be provided by the Manager.

The Board noted that the Fund was newly organized and thus did not yet have any performance history. In addition, the Trustees noted that, in the future, they expected to receive and discuss with management performance information for the Fund and for a group of funds selected by Lipper, Inc., an independent provider of investment company data.

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement were sufficient for approval of those Agreements for the initial two-year period.

Management fees and expected expense ratios

The Board reviewed and considered the proposed contractual management fee to be payable by the Fund to the Manager in light of the nature, extent and quality of the

12	Western Asset Ultra Short Obligations Fund

management and sub-advisory services expected to be provided by the Manager and the Subadviser. The Board also reviewed and considered the Fund’s expected expense ratio. The Board noted that the compensation expected to be paid to the Subadviser would be paid by the Manager, not the Fund. In addition, the Board noted that the Manager had contractually agreed to a limitation on the Fund’s expenses that was expected to run through December 2016, and that the Board would have the opportunity to reconsider the term of such limitation at a future Board meeting during which expense limitations for other funds in the Legg Mason fund complex would also be considered.

The Board noted that it had previously reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to the asset class in which the Fund was expected to invest, including, where applicable, separate accounts. In this regard, the Manager had reviewed with the Board the differences in the services provided to these different types of accounts, noting that the Fund would be provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager would coordinate and oversee the provision of services to the Fund by other Fund service providers. The Board considered the proposed contractual management fee in light of the differences required to manage these different types of accounts.

The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fee expected to be retained by the Manager after payment of the subadvisory fee. The Board noted that it had previously received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. In addition, the Board received and considered information which showed that the Fund’s contractual management fee would be competitive with the management fees paid by certain other comparable funds. The Board also took into account the fact that the Fund’s expected expense ratio was in line with the expense ratios of other comparable funds.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the proposed contractual management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board considered that, since the Fund was a newly-created series of the Trust, information relating to the profitability of the Manager and its affiliates in providing services to the Fund was not yet available. The Board noted, however, that it would have opportunities to review such information in the future, including as part of its annual consideration of the advisory and sub-advisory agreements for the various funds in the Legg Mason fund complex. The Board also noted that it had previously considered profitability

Western Asset Ultra Short Obligations Fund	13

Board approval of management and subadvisory agreements (unaudited) (cont’d)

information with respect to the Legg Mason fund complex as a whole, which included an analysis of the profitability of the Manager and its affiliates.

Economies of scale

The Board noted that the proposed contractual management fee includes breakpoints. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels.

The Board determined that the proposed management fee structure for the Fund, including breakpoints, was reasonable.

Other expected benefits to the manager and the subadviser

The Board considered other benefits that the Manager, the Subadviser and their affiliates were expected to receive as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the expected costs of providing investment management and other services to the Fund and the proposed commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits the Manager and its affiliates were expected to receive would be reasonable if the Management Agreement and the Sub-Advisory Agreement were approved.

*  *  *

In light of all of the foregoing, the Board determined that approval of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders, and approved those Agreements for an initial two-year period.

14	Western Asset Ultra Short Obligations Fund

Schedule of investments (unaudited)

January 31, 2015

Ultra Short Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 3.3%
Financials — 3.3%
Banks — 2.0%
Sumitomo Mitsui Banking Corp., Senior Notes	1.350%	7/18/15	$300,000	$301,235
Consumer Finance — 1.3%
American Express Credit Corp., Senior Notes	2.750%	9/15/15	200,000	202,718
Total Investments before Short-Term Investments (Cost — $503,942)				503,953
Short-Term Investments — 96.8%
Certificates of Deposit — 35.2%
Bank of Montreal	0.180%	2/10/15	300,000	300,004
Bank of Nova Scotia	0.240%	6/5/15	300,000	300,031
Bank of Tokyo-Mitsubishi UFJ NY	0.453%	1/20/16	275,000	275,037	(a)
BNP Paribas NY Branch	0.300%	3/30/15	300,000	300,023
Canadian Imperial Bank of Commerce	0.388%	3/10/15	350,000	350,067	(a)
Citibank N.A.	0.280%	7/22/15	200,000	199,971
Credit Agricole Corp.	0.390%	8/3/15	250,000	250,013
Mizuho Bank Ltd.	0.250%	4/21/15	300,000	300,000
Natixis NY	0.380%	7/31/15	250,000	250,038
Nordea Bank Finland NY	0.220%	4/20/15	300,000	300,033
Norinchukin Bank NY	0.310%	7/16/15	300,000	299,944
Rabobank Nederland NY	0.280%	7/7/15	300,000	300,000
Royal Bank of Canada NY	0.247%	7/23/15	300,000	300,004	(a)
Standard Chartered Bank NY	0.340%	7/7/15	300,000	300,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.320%	7/20/15	300,000	299,986
Swedbank AB	0.240%	3/20/15	350,000	350,023
Toronto Dominion Bank NY	0.140%	2/20/15	300,000	300,000
Wells Fargo Bank N.A.	0.220%	2/17/15	300,000	300,011
Total Certificates of Deposit				5,275,185
Commercial Paper — 50.4%
ANZ National International Ltd.	0.280%	7/7/15	250,000	249,771	(b)(c)
Bank Nederlandse Gemeenten NV	0.130%	2/13/15	350,000	349,985	(b)(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.150%	2/18/15	100,000	99,993	(b)
BP Capital Markets PLC	0.588%	10/20/15	300,000	299,077	(b)(c)
Caisse des Depots et Consignations	0.150%	2/13/15	350,000	349,982	(b)(d)
Commonwealth Bank of Australia	0.190%	4/9/15	300,000	299,913	(b)(c)
Credit Suisse NY	0.270%	5/7/15	250,000	249,832	(b)
DBS Bank Ltd.	0.250%	6/16/15	300,000	299,729	(b)(c)
DnB NOR Bank ASA	0.200%	5/18/15	300,000	299,813	(b)(c)
General Electric Co.	0.060%	2/2/15	575,000	574,999	(b)

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2015

Ultra Short Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
HSBC Bank PLC	0.314%	1/12/16	$250,000	$250,033	(a)(c)
JPMorgan Securities LLC	0.300%	5/14/15	250,000	249,852	(b)
Kimberly-Clark Corp.	0.110%	2/3/15	300,000	299,998	(b)(c)
Lloyds Bank PLC	0.060%	2/2/15	575,000	574,999	(b)
National Australia Funding	0.236%	3/11/15	300,000	299,998	(a)(c)
NRW Bank	0.140%	2/27/15	250,000	249,975	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.220%	5/4/15	300,000	299,825	(b)
PNC Bank N.A.	0.411%	10/14/15	250,000	249,299	(b)
Province of Ontario	0.110%	2/6/15	300,000	299,995	(b)
Reckitt Benckiser Treasury	0.170%	3/6/15	250,000	249,961	(b)(c)
Skandinaviska Enskilda Banken AB	0.220%	5/26/15	250,000	249,827	(b)(c)
Societe Generale N.A	0.401%	7/31/15	300,000	299,512	(b)(c)
Svenska Handelsbanken AB	0.255%	7/15/15	300,000	299,625	(b)(c)
United Overseas Bank Ltd.	0.210%	4/21/15	300,000	299,883	(b)(c)
Westpac Banking Corp.	0.220%	5/27/15	300,000	299,779	(b)(c)
Total Commercial Paper				7,545,655
Time Deposits — 11.2%
Barclays Bank PLC NY	0.120%	2/2/15	575,000	575,000
Credit Agricole Indosuez	0.070%	2/2/15	300,000	300,000
Fortis Bank Grand Cayman	0.060%	2/2/15	246,000	246,000
Natixis	0.090%	2/2/15	275,000	275,000
Standard Chartered Bank NY	0.060%	2/2/15	275,000	275,000
Total Time Deposits				1,671,000
Total Short-Term Investments (Cost — $14,491,102)				14,491,840
Total Investments — 100.1% (Cost — $14,995,044#)				14,995,793
Liabilities in Excess of Other Assets — (0.1)%				(17,862)
Total Net Assets — 100.0%				$14,977,931

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16	Ultra Short Obligations Portfolio 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2015

Assets:
Investments, at value (Cost — $14,995,044)	$14,995,793
Cash	704
Interest receivable	6,333
Deferred offering costs	23,049
Total Assets	15,025,879

Liabilities:
Payable for offering and organization costs	42,817
Trustees’ fees payable	20
Accrued expenses	5,111
Total Liabilities	47,948
Total Net Assets	$14,977,931

Represented by:
Paid-in-capital	$14,977,931

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2015 Semi-Annual Report	17

Statement of operations (unaudited)

For the Period Ended January 31, 2015†

Investment Income:
Interest	$2,024
Less: Foreign taxes withheld	(4)
Total Investment Income	2,020

Expenses:
Organization expenses (Note 1)	18,000
Audit and tax fees	2,009
Offering costs (Note 1)	1,767
Legal fees	1,319
Fund accounting fees	1,114
Custody fees	229
Trustees’ fees	20
Miscellaneous expenses	440
Total Expenses	24,898
Less: Fee waivers and/or expense reimbursements (Note 2)	(23,882)
Net Expenses	1,016
Net Investment Income	1,004

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	60
Change in Net Unrealized Appreciation (Depreciation) From Investments	749
Net Gain on Investments	809
Increase in Net Assets from Operations	$1,813

†	For the period January 5, 2015 (inception date) to January 31, 2015.

See Notes to Financial Statements.

18	Ultra Short Obligations Portfolio 2015 Semi-Annual Report

Statement of changes in net assets (unaudited)

For the Period Ended January 31,	2015†

Operations:
Net investment income	$1,004
Net realized gain	60
Change in net unrealized appreciation (depreciation)	749
Increase in Net Assets from Operations	1,813

Capital Transactions:
Proceeds from contributions	14,976,118
Increase in Net Assets	14,977,931

Net Assets:
Beginning of period	—
End of period	$14,977,931

†	For the period January 5, 2015 (inception date) to January 31, 2015.

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2015 Semi-Annual Report	19

Financial highlights

For the years ended July 31, unless otherwise noted:
2015[1]

Net assets, end of period (millions)	$15
Total return[2]	0.01%

Ratios to average net assets:
Gross expenses[3]	2.33%
Net expenses[3,4,5]	0.10
Net investment income[3]	0.09

Portfolio turnover rate	0%

[1]	For the period January 5, 2015 (inception date) to January 31, 2015.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Ultra Short Obligations Portfolio 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Ultra Short Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At January 31, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

Ultra Short Obligations Portfolio 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22	Ultra Short Obligations Portfolio 2015 Semi-Annual Report

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$503,953	—	$503,953
Total long-term investments	—	503,953	—	503,953
Short-term investments:
Certificates of deposit	—	$5,275,185	—	$5,275,185
Commercial paper	—	7,545,655	—	7,545,655
Time deposits	—	1,671,000	—	1,671,000
Total short-term investments	—	14,491,840	—	14,491,840
Total investments	—	$14,995,793	—	$14,995,793

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Method of allocation. Net investment income and net realized and unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among investors in the Portfolio.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange

Ultra Short Obligations Portfolio 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Organization costs. Organization costs associated with the establishment of the Portfolio are charged to expense as they are incurred.

(h) Offering costs. Costs incurred by the Portfolio in connection with the commencement of the Portfolio’s operations are being amortized on a straight line basis over twelve months.

(i) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions and has concluded that as of January 31, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

Expense amounts may be voluntarily waived and/or reimbursed from time to time. During the period ended January 31, 2015, fees waived and/or expenses reimbursed amounted to $23,882.

24	Ultra Short Obligations Portfolio 2015 Semi-Annual Report

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive placement agent.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended January 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	—
Sales	—

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$896
Gross unrealized depreciation	(147)
Net unrealized appreciation	$749

4. Derivative instruments and hedging activities

During the period ended January 31, 2015, the Portfolio did not invest in any derivative instruments.

Ultra Short Obligations Portfolio 2015 Semi-Annual Report	25

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 10-11, 2014, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an initial two-year period a management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Ultra Short Obligations Portfolio, a new series of the Trust (the “Fund”). The Board, including the Independent Trustees, also approved for an initial two-year period a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the proposed management and sub-advisory arrangements for the Fund and the existing management and sub-advisory arrangements for the other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby Western Asset Ultra Short Obligations Fund, the feeder fund in the Fund (the “Feeder Fund”), has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The discussion below covers both the proposed advisory and the proposed administrative functions to be rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the proposed advisory functions to be rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the

26	Ultra Short Obligations Portfolio

Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services expected to be provided under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively. In considering the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement, the Board took into account information provided in conjunction with the most recent contract review for the funds in the Legg Mason fund complex. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of those other funds and the Manager’s role in coordinating the activities of the other service providers. The Board’s evaluation of the services expected to be provided to the Fund by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services expected to be provided by the Manager and the Subadviser were expansive, and that they included maintaining and monitoring their own and the Fund’s compliance programs established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and team of investment professionals expected to be primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board considered the expected division of responsibilities between the Manager and the Subadviser and the oversight expected to be provided by the Manager. The Board also considered the Manager’s and the Subadviser’s proposed policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions.

The Board noted that the Fund and the Feeder Fund were newly organized and thus did not yet have any performance history. In addition, the Trustees noted that, in the future, they expected to receive and discuss with management performance information for the Feeder Fund and for a group of funds selected by Lipper, Inc., an independent provider of investment company data. The Board noted that the Feeder Fund’s performance would be the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s future consideration of the Fund’s performance.

Ultra Short Obligations Portfolio	27

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement were sufficient for approval of those Agreements for the initial two-year period.

Management fees and expected expense ratios

The Board reviewed and considered the proposed contractual management fee arrangement between the Fund and the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Subadviser. The Board considered that the Feeder Fund’s assets would represent a significant portion of the Fund’s assets, and thus information about the estimated fees and expenses of the Feeder Fund were relevant to their analysis. In this regard, the Board noted that the expense information provided for the Feeder Fund reflected both management fees and total expenses payable by the Feeder Fund as well as total expenses payable by the Fund. The Board noted that the Manager had contractually agreed to a limitation on the Feeder Fund’s expenses that was expected to run through December 2016, and that the Board would have the opportunity to reconsider the term of such limitation at a future Board meeting during which expense limitations for other funds in the Legg Mason fund complex would also be considered. In addition, The Board considered that the compensation expected to be paid to the Subadviser would be paid by the Manager, not the Fund.

The Board noted that it had previously reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to the asset class in which the Fund and the Feeder Fund were expected to invest, including, where applicable, separate accounts. In this regard, the Manager had reviewed with the Board the differences in the services provided to these different types of accounts, noting that the Fund would be provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager would coordinate and oversee the provision of services to the Fund by other Fund service providers. The Board considered the proposed contractual management fee in light of the differences required to manage these different types of accounts.

The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fee expected to be retained by the Manager after payment of the subadvisory fee. The Board noted that it had previously received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. In addition, the Board received and considered information which showed that the Feeder Fund’s contractual management fee would be competitive with the management fees paid by certain other comparable funds. The Board also took into account the fact that the Feeder Fund’s expected expense ratio was in line with the expense ratios of other comparable funds.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the proposed contractual management fee and the subadvisory fee

28	Ultra Short Obligations Portfolio

arrangements for the Fund were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board considered that, since the Fund was a newly-created series of the Trust, information relating to the profitability of the Manager and its affiliates in providing services to the Fund was not yet available. The Board noted, however, that it would have opportunities to review such information in the future, including as part of its annual consideration of the advisory and sub-advisory agreements for the various funds in the Legg Mason fund complex. The Board also noted that it had previously considered profitability information with respect to the Legg Mason fund complex as a whole, which included an analysis of the profitability of the Manager and its affiliates.

Economies of scale

The Board noted that the proposed contractual management fee for the Feeder Fund includes breakpoints. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels.

The Board determined that the proposed management fee structure for the Fund was reasonable.

Other expected benefits to the manager and the subadviser

The Board considered other benefits that the Manager, the Subadviser and their affiliates were expected to receive as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Fund’s shareholders.

In light of the expected costs of providing investment management and other services to the Fund and the proposed commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits the Manager and its affiliates were expected to receive would be reasonable if the Management Agreement and the Sub-Advisory Agreement were approved.

*  *  *

In light of all of the foregoing, the Board determined that approval of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders, and approved those Agreements for an initial two-year period.

Ultra Short Obligations Portfolio	29

Western Asset

Ultra Short Obligations Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Boston Financial Data Services, Inc. 2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Ultra Short Obligations Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Ultra Short Obligations Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Ultra Short Obligations Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX113851 3/15 SR15-2443

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	March 17, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	March 17, 2015